Reportable segments - Statement of Comprehensive Income by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 10,710,578	$ 2,862,315	$ 1,817,191
Cost of sales	(4,973,953)	(1,772,208)	(1,334,321)
Gross profit	5,736,625	1,090,107	482,870
Other incomes by function	9,854	19,552	26,893
Administrative expenses	(142,644)	(118,893)	(107,017)
Other expenses by function	(75,971)	(60,605)	(99,612)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	3,369	(235)	4,684
Other losses	117	(2,638)	(5,313)
Financial income	47,038	4,668	13,715
Finance costs	(86,651)	(84,626)	(82,199)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	20,159	11,132	8,940
Foreign currency loss	(25,400)	(17,241)	(4,423)
Profit (loss) before taxes	5,486,496	841,221	238,538
Income tax expense	(1,572,212)	(249,016)	(70,179)
Profit (loss) net	3,914,284	592,205	168,359
Specialty plant nutrients
Statement [Line Items]
Revenue	1,172,334	908,815	701,688
Cost of sales	(722,261)	(646,930)	(537,801)
Gross profit	450,073	261,885	163,887
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Foreign currency loss	0	0	0
Profit (loss) before taxes	450,073	261,885	163,887
Income tax expense	0	0	0
Profit (loss) net	450,073	261,885	163,887
Iodine and its derivatives
Statement [Line Items]
Revenue	754,339	437,931	334,657
Cost of sales	(282,100)	(240,341)	(168,499)
Gross profit	472,239	197,590	166,158
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Foreign currency loss	0	0	0
Profit (loss) before taxes	472,239	197,590	166,158
Income tax expense	0	0	0
Profit (loss) net	472,239	197,590	166,158
Lithium and its derivatives
Statement [Line Items]
Revenue	8,152,939	936,121	383,373
Cost of sales	(3,636,852)	(494,794)	(297,048)
Gross profit	4,516,087	441,327	86,325
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Foreign currency loss	0	0	0
Profit (loss) before taxes	4,516,087	441,327	86,325
Income tax expense	0	0	0
Profit (loss) net	4,516,087	441,327	86,325
Industrial chemicals
Statement [Line Items]
Revenue	165,200	132,011	160,608
Cost of sales	(112,247)	(109,067)	(119,092)
Gross profit	52,953	22,944	41,516
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Foreign currency loss	0	0	0
Profit (loss) before taxes	52,953	22,944	41,516
Income tax expense	0	0	0
Profit (loss) net	52,953	22,944	41,516
Potassium
Statement [Line Items]
Revenue	437,180	416,592	209,294
Cost of sales	(193,581)	(253,125)	(187,019)
Gross profit	243,599	163,467	22,275
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Foreign currency loss	0	0	0
Profit (loss) before taxes	243,599	163,467	22,275
Income tax expense	0	0	0
Profit (loss) net	243,599	163,467	22,275
Other products and services
Statement [Line Items]
Revenue	28,586	30,845	27,571
Cost of sales	(26,912)	(27,951)	(24,862)
Gross profit	1,674	2,894	2,709
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Foreign currency loss	0	0	0
Profit (loss) before taxes	1,674	2,894	2,709
Income tax expense	0	0	0
Profit (loss) net	1,674	2,894	2,709
Corporate unit
Statement [Line Items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	9,854	19,552	26,893
Administrative expenses	(142,644)	(118,893)	(107,017)
Other expenses by function	(75,971)	(60,605)	(99,612)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	3,369	(235)	4,684
Other losses	117	(2,638)	(5,313)
Financial income	47,038	4,668	13,715
Finance costs	(86,651)	(84,626)	(82,199)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	20,159	11,132	8,940
Foreign currency loss	(25,400)	(17,241)	(4,423)
Profit (loss) before taxes	(250,129)	(248,886)	(244,332)
Income tax expense	(1,572,212)	(249,016)	(70,179)
Profit (loss) net	$ (1,822,341)	$ (497,902)	$ (314,511)